Stockholders’ (Deficit) Equity - Schedule of Warrants Outstanding (Details) - Staffing 360 Solutions, Inc. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Schedule of Warrants Outstanding [Line Items]
Exercise price		$ 3.06
Number of warrants outstanding and exercisable	2.88	3.41
Weighted average remaining contractual life (years)	240 years 9 months 7 days	3 years 5 months 23 days
Minimum [Member]
Schedule of Warrants Outstanding [Line Items]
Exercise price	$ 96,876	$ 6,697,801